Investments in Associates - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Sep. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares
Comgas [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		1.92%	17.11%
Comgas [member] | Preference shares [member]
Disclosure of detailed information about business combination [line items]
Value per share | $ / shares			$ 82.00
Number of instruments issued | shares			22,597,886
Comgas [member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Value per share | $ / shares		$ 83.16
Number of instruments issued | shares		2,527,682
Bottom of range [member] | Comgas [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		97.23%	94.88%
Top of range [member] | Comgas [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		99.15%	97.23%
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	R$ 2,066,105
Goodwill recognised	1,091,753
Gain loss related related to business combination	R$ 1,093,117